Supplement Dated December 13, 2017
To the Product Prospectuses for:

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

LLANY Separate Account S for Flexible Premium Variable Life Insurance

Lincoln Corporate Commitment VUL	Lincoln CVUL Series III Elite
Lincoln Corporate Variable 5	Lincoln Corporate Variable 4

This Supplement outlines changes to the investment options under your policy. All other provisions outlined in your prospectus, as supplemented, remain unchanged. This Supplement is for informational purposes and requires no action on your part.

The Lincoln Variable Insurance Products Trust has informed us that, effective February 1, 2018, the name and investment objective of several funds will be changed as follows:

CURRENT FUND NAME	NEW FUND NAME

LVIP Managed Risk Profile 2010 Fund	LVIP T. Rowe Price 2010 Fund
LVIP Managed Risk Profile 2020 Fund	LVIP T. Rowe Price 2020 Fund
LVIP Managed Risk Profile 2030 Fund	LVIP T. Rowe Price 2030 Fund
LVIP Managed Risk Profile 2040 Fund	LVIP T. Rowe Price 2040 Fund
LVIP Managed Risk Profile 2050 Fund	LVIP T. Rowe Price 2050 Fund

Lincoln Variable Insurance Products Trust, advised by Lincoln Investment Advisors Corporation
•	LVIP T. Rowe Price 2010 Fund (Standard Class) – To seek the highest total return over time consistent with an emphasis on both capital growth and income.
•	LVIP T. Rowe Price 2020 Fund (Standard Class) – To seek the highest total return over time consistent with an emphasis on both capital growth and income.
•	LVIP T. Rowe Price 2030 Fund (Standard Class) – To seek the highest total return over time consistent with an emphasis on both capital growth and income.
•	LVIP T. Rowe Price 2040 Fund (Standard Class) – To seek the highest total return over time consistent with an emphasis on both capital growth and income.
•	LVIP T. Rowe Price 2050 Fund (Standard Class) – To seek the highest total return over time consistent with an emphasis on both capital growth and income.

In addition, the following funds will be available as new investment options as of February 1, 2018:

Fidelity Variable Insurance Products, advised by Fidelity Management and Research Company
•	Fidelity® VIP Freedom 2025SM (Service Class) – Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
•	Fidelity® VIP Freedom 2035SM (Service Class) – Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
•	Fidelity® VIP Freedom 2045SM (Service Class) – Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

BlackRock Variable Series Funds, Inc., advised by BlackRock Advisors, LLC
•	BlackRock High Yield V.I. Fund (Class I) – Seeks to maximize total return, consistent with income generation and prudent investment management.

Eaton Vance Variable Trust, advised by Eaton Vance Management
•	Eaton Vance VT Floating-Rate Income Fund (Initial Class) – To provide a high level of current income.

MFS® Variable Insurance Trust, advised by Massachusetts Financial Services Company
•	MFS® VIT Mid Cap Growth Series (Initial Class) – Seeks capital appreciation.

PIMCO Variable Insurance Trust, advised by PIMCO
•	PIMCO VIT Global (Unhedged) Bond Portfolio (Administrative Class) – Seeks maximum total return, consistent with preservation of capital and prudent investment management.

For complete details relating to these changes, please refer to the Funds' prospectuses.

Please retain this Supplement for future reference.